Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Non-Current Assets [Abstract]
Summary of other non-current assets
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Rental deposits	8,061	7,460	1,232
Non-current portion of prepayment to suppliers and other business related expenses	5,043	5,218	862
Total	13,104	12,678	2,094